Employee Benefits - Accumulated Actuarial Gains (Losses), Net of Tax Recognized in Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Beginning	₩ (299,155)	₩ (251,612)	₩ (272,152)
Current actuarial gains (losses)	(173,489)	(47,543)	20,540
Ending	₩ (472,644)	₩ (299,155)	₩ (251,612)